UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-2589

 NAME OF REGISTRANT:                     Eaton Vance Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


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Eaton Vance Series Trust

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number        N/A
Eaton Vance Tax-Managed Growth Fund 1.0, a series of Eaton Vance Series Trust (Exact name of registrant as specified in charter)
Two International Place, Boston, Massachusetts, 02110
(Address
of principal executive offices)
(Zip code)
Maureen A. Gemma, Esq.
Two International Place, Boston, Massachusetts, 02110
(Name and address of agent for service)
Registrant's telephone number, including area code:  (617) 482-8260
Date of fiscal year end:  12/31
Date of reporting period: 07/1/11 - 06/30/12

Eaton Vance Tax-Managed Growth Fund 1.0 (the "Fund") is a feeder fund that invests exclusively in shares of Tax-Managed Growth Portfolio (the "Portfolio"), a master fund registered under the Investment Company
Act of 1940. The proxy voting record of the Portfolio was filed on August 7, 2012 and can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 1002667 and its file number is 811-7409.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Series Trust
By (Signature)       /s/ Duncan W. Richardson
Name                 Duncan W. Richardson
Title                President
Date                 08/08/2012